CONSOLIDATED STATEMENT OF CASH FLOWS S/ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
CASH FLOWS AND CASH EQUIVALENTS FROM OPERATING ACTIVITIES
Profit before income tax	S/ 5,574,934	S/ 4,891,428	S/ 4,360,592
Income tax	(1,393,286)	(1,281,448)	(1,197,207)
Net profit for the year	4,181,648	3,609,980	3,163,385
Adjustment to reconcile net profit with net cash arising from operating activities:
Provision for loan losses	2,057,478	2,063,209	2,052,177
Depreciation and amortization	419,975	407,061	396,497
Depreciation of investment properties	6,440	4,369	4,409
Deferred income tax	(3,556)	28,228	(117,195)
Adjustment of technical reserves	509,051	370,964	408,808
Impairment loss on available for-sale investments	766	14,459	43,801
Net gain on sales of securities	(741,781)	(336,759)	(248,723)
Impairment loss on goodwill	0	94	82,374
Provision for sundry risks	29,023	28,093	38,248
Net loss (gain) on financial assets designated at fair value through profit and loss	(67,633)	(51,667)	33,500
Net gain of trading derivatives	(103,580)	(44,500)	(207,938)
(Gain) loss on sales of property, furniture and equipment	(36,970)	45,076	17,159
Net profit from sale of seized and recovered assets	(2,494)	(1,377)	(4,195)
Expense on share-based compensation plan	62,043	73,930	65,532
Others	(17,394)	60,624	(46,563)
Net (increase) decrease in assets
Loans	(8,387,767)	(6,636,536)	(7,754,794)
Trading securities	(16,400)	(1,694,949)	232,293
Available for sale investments	(5,380,789)	562,679	(3,163,304)
Cash collaterals, receivables from reverse repurchase agreements and securities borrowings	(78,950)	(28,856)	364,837
Other assets	425,245	1,502,444	(676,176)
Net increase (decrease) in liabilities
Deposits and obligations	12,779,204	(1,981,653)	6,105,203
Due to Banks and correspondents	661,747	(188,720)	(2,164,131)
Payables from repurchase agreements and security lending	1,551,904	518,755	1,063,748
Bonds and notes issued	788,144	274,766	(1,270,797)
Other liabilities	1,680,868	1,141,323	1,211,378
Income tax paid	(1,014,907)	(1,108,641)	(945,178)
Net cash flow from operating activities	9,301,315	(1,367,604)	(1,315,645)
NET CASH FLOWS FROM INVESTING ACTIVITIES
Revenue for sale of property, furniture and equipment	44,137	47,044	44,524
Revenue from sales of investment property	115,705	0	0
Additions of property, furniture and equipment	(143,851)	(110,151)	(148,426)
Purchase of investment property	(9,217)	(88,186)	(66,237)
Additions of intangible assets	(271,722)	(277,346)	(276,564)
Held-to-maturity investments	670,620	(1,550,332)	(1,135,744)
Net cash flows from investing activities	405,672	(1,978,971)	(1,582,447)
NET CASH FLOWS FROM FINANCING ACTIVITIES
Dividends paid	(979,989)	(653,326)	(539,985)
Additional dividends	(1,252,255)	0	0
Subordinated bonds and Notes issued	(40,049)	(401,257)	666,805
Acquisition of Credicorp shares	(71,008)	(66,528)	(72,968)
Acquisition of non-controlling interest	0	(489,866)	0
Net cash flows from financing activities	(2,343,301)	(1,610,977)	53,852
Net increase (decrease) of cash and cash equivalents before effect of changes in exchange rate	7,363,686	(4,957,552)	(2,844,240)
Effect of changes in exchange rate of cash and cash equivalents	(784,685)	(454,120)	3,199,642
Cash and cash equivalents at the beginning of the year	16,633,196	22,044,868	21,689,466
Cash and cash equivalents at the end of the year	23,212,197	16,633,196	22,044,868
Additional information from cash flows
Interest received	10,935,640	10,640,157	9,748,822
Interest paid	S/ (2,885,989)	S/ (2,772,891)	S/ (2,318,724)